Basis of Presentation and Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Common stock issued for services	$ 0	$ 84,600
Warrants issued for services, related parties	272,585	102,364
Warrants issued for services	$ 24,359	$ 9,617
Common stock issued for services on terminated offering	0	586,823
Total stock based compensation	$ 296,944	$ 783,404